Income Taxes - Schedule of Provision For Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Canadian statutory income tax rate	23.20%	23.20%	24.10%
Income tax provision at statutory rate	$ 3,180	$ 2,298	$ (211)
UK PRT and other taxes	(467)	(21)	(25)
Impact of UK PRT and other taxes on corporate income tax	190	11	11
Foreign and domestic tax rate differentials	(203)	(11)	(52)
Non-taxable portion of capital gains	65	(26)	(10)
Stock options exercised for common shares	159	98	(25)
Non-taxable gain on corporate acquisitions	0	(110)	(52)
Revisions arising from prior year tax filings	(186)	16	(62)
Change in unrecognized capital loss carryforward asset	65	(26)	(10)
Other	(36)	18	(2)
Income tax	$ 2,767	$ 2,247	$ (438)